UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-5635

Name of Registrant:	Putnam Diversified Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109
Name and address of agent of service:
James P. Pappas, Vice President
Putnam Diversified Income Trust
One Post Office Square
Boston, Massachusetts 02109
CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant's telephone number including area code:
(617) 292-1000
Date of fiscal year end:
9/30/09
Date of reporting period:
07/01/2009 - 06/30/2010

Item 1: Proxy Voting Record

Registrant : Putnam Diversified Income Trust
Fund Name : Putnam Diversified Income Trust

Date of fiscal year end: 09/30/2009

Putnam Money Market Liquidity
Fund
Ticker	Security ID:	Meeting Date		Meeting
	CUSIP 746763168	11/19/2009		Voted
Meeting Type	Country of Trade
Special	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1.01	Elect Ravi Akhoury	Mgmt	For	For	For
1.02	Elect Jameson Baxter	Mgmt	For	For	For
1.03	Elect Charles Curtis	Mgmt	For	For	For
1.04	Elect Robert Darretta	Mgmt	For	For	For
1.05	Elect Myra Drucker	Mgmt	For	For	For
1.06	Elect John Hill	Mgmt	For	For	For
1.07	Elect Paul Joskow	Mgmt	For	For	For
1.08	Elect Elizabeth Kennan	Mgmt	For	For	For
1.09	Elect Kenneth Leibler	Mgmt	For	For	For
1.10	Elect Robert Patterson	Mgmt	For	For	For
1.11	Elect George Putnam, III	Mgmt	For	For	For
1.12	Elect Robert Reynolds	Mgmt	For	For	For
1.13	Elect W. Thomas Stephens	Mgmt	For	For	For
1.14	Elect Richard Worley	Mgmt	For	For	For
2	Approving A Proposed New Management	N/A	N/A	N/A	N/A
Contract For Your Fund
2.01	Approving A Proposed New Management	N/A	N/A	N/A	N/A
Contract For Your Fund: With Both Fund
Family Breakpoints And Performance
Fees
2.02	Approving A Proposed New Management	N/A	N/A	N/A	N/A
Contract For Your Fund: With Fund
Family Breakpoints Only

2.03	Approving A Proposed New Management	N/A	N/A	N/A	N/A
Contract For Your Fund: With
Performance Fees Only

3	Approving An Amendment To Your Fund's
Fundamental Investment Restriction With
Respect To:
3.01	Investments in Commodities	N/A	N/A	N/A	N/A
3.02	Diversification of Investments	N/A	N/A	N/A	N/A
3.03	The Acquisition of Voting Securities	N/A	N/A	N/A	N/A
3.04	Borrowing	N/A	N/A	N/A	N/A
3.05	Making Loans	N/A	N/A	N/A	N/A
4	Approving An Amendment To Your Fund's
Agreement And Declaration of Trust With
Respect To:
4.01	The Duration Of The Trust	N/A	N/A	N/A	N/A
4.02	Redemption At The Option Of The Trust	N/A	N/A	N/A	N/A

5	Shareholders Request That The Board	N/A	N/A	N/A	N/A
Institute Procedues To Prevent Holding
Investments In Companies That, In The
Judgment Of The Board, Substantially
Contribute To Genocide Or Crimes
Against Humanity, The Most Egregious
Violations Of Human Rights.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'N/A' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Diversified Income Trust

By:	/s/ Jonathan S. Horwitz

Name:	Jonathan S. Horwitz

Title:	Executive Vice President, Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 9, 2010